UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:  XI Asset Management, LLC

Address:  527 Madison Avenue, 6th Floor
          New York, New York 10022

13F File Number: 028-12321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Adam J. Wolfberg
Title:  Managing Member
Phone:  (646) 840-5446


Signature, Place and Date of Signing:


/s/ Adam J. Wolfberg         New York, New York               November 14, 2007
--------------------         ------------------             --------------------
     [Signature]              [City, State]                      [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      46

Form 13F Information Table Value Total: $174,739
                                        (thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                    FORM 13F INFORMATION TABLE
                                                        September 30, 2007


COLUMN 1                            COLUMN  2          COLUMN 3     COLUMN 4     COLUMN 5        COLUMN 6  COLUMN 7   COLUMN 8

                                                                    VALUE   SHRS OR   SH/ PUT/   INVSTMNT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASS     CUSIP       (X$1000) PRN AMT   PRN CALL   DISCRTN   MNGRS  SOLE  SHARED  NONE
AMERICA MOVIL SAB DE CV             SPON ADR L SHS     02364W105     2,560    40,000  SH           SOLE             40,000
AMERICAN TOWER CORP                 CL A               029912201     1,524    35,000  SH           SOLE             35,000
ANADIGICS INC                       COM                032515108     5,184   286,737  SH           SOLE            286,737
AT&T INC                            COM                00206R102     5,147   121,655  SH           SOLE            121,655
ATHEROS COMMUNICATIONS INC          COM                04743P108     3,746   125,000  SH           SOLE            125,000
ATMEL CORP                          COM                049513104     2,580   500,000  SH           SOLE            500,000
BLOCKBUSTER INC                     CL A               093679108       788   146,809  SH           SOLE            146,809
CLEARWIRE CORP                      CL A               185385309     1,711    70,000  SH           SOLE             70,000
DIRECTV GROUP INC                   COM                25459L106     4,856   200,000  SH           SOLE            200,000
DISCOVERY HOLDING CO                CL A COM           25468Y107     1,875    65,000  SH           SOLE             65,000
DOLAN MEDIA CO                      COM                25659P402     2,838   116,779  SH           SOLE            116,779
E M C CORP MASS                     COM                268648102     2,080   100,000  SH           SOLE            100,000
ECHOSTAR COMMUNICATIONS NEW         CL A               278762109     3,511    75,000  SH           SOLE             75,000
ECHOSTAR COMMUNICATIONS NEW         CL A               278762109     6,367   136,000  SH  CALL     SOLE            136,000
EQUINIX INC                         COM NEW            29444U502     5,321    60,000  SH           SOLE             60,000
F5 NETWORKS INC                     COM                315616102     4,651   125,068  SH           SOLE            125,068
FOCUS MEDIA HLDG LTD                SPONSORED ADR      34415V109       305     5,259  SH           SOLE              5,259
FOUNDRY NETWORKS INC                COM                35063R100     4,887   275,000  SH           SOLE            275,000
GATEHOUSE MEDIA INC                 COM                367348109     3,964   310,900  SH           SOLE            310,900
GEMSTAR-TV GUIDE INTL INC           COM                36866W106     2,540   364,967  SH           SOLE            364,967
HOLLYWOOD MEDIA CORP                COM                436233100     2,944   833,937  SH           SOLE            833,937
IAC INTERACTIVECORP                 COM NEW            44919P300     7,151   241,000  SH  CALL     SOLE            241,000
IAC INTERACTIVECORP                 COM NEW            44919P300     7,418   250,000  SH  CALL     SOLE            250,000
IMMERSION CORP                      COM                452521107       819    50,000  SH  CALL     SOLE             50,000
KNOLOGY INC                         COM                499183804     1,111    66,427  SH           SOLE             66,427
LIBERTY MEDIA HLDG CORP             CAP COM SER A      53071M302     5,617    45,000  SH           SOLE             45,000
LIBERTY MEDIA HLDG CORP             INT COM SER A      53071M104     3,702   192,700  SH  CALL     SOLE            192,700
MAXIM INTEGRATED PRODS INC          COM                57772K101     3,816   130,000  SH           SOLE            130,000
MEMC ELECTR MATLS INC               COM                552715104     4,531    76,974  SH           SOLE             76,974
MOTOROLA INC                        COM                620076109     4,633   250,000  SH           SOLE            250,000
NEW YORK TIMES CO                   CL A               650111107       988    50,000  SH  CALL     SOLE             50,000
NII HLDGS INC                       CL B NEW           62913F201     4,926    59,964  SH           SOLE             59,964
ON SEMICONDUCTOR CORP               COM                682189105     3,668   291,998  SH           SOLE            291,998
PAETEC HOLDING CORP                 COM                695459107     1,016    81,446  SH           SOLE             81,446
POLYCOM INC                         COM                73172K104     6,715   250,000  SH           SOLE            250,000
QUALCOMM INC                        COM                747525103     3,833    90,700  SH  CALL     SOLE             90,700
QUALCOMM INC                        COM                747525103     3,833    90,700  SH  CALL     SOLE             90,700
RADIO ONE INC                       CL D NON VTG       75040P405     5,281 1,415,788  SH           SOLE          1,415,788
REALNETWORKS INC                    COM                75605L104     3,669   541,065  SH           SOLE            541,065
TEXAS INSTRS INC                    COM                882508104     3,659   100,000  SH  CALL     SOLE            100,000
TIME WARNER INC                     COM                887317105     4,425   241,000  SH  CALL     SOLE            241,000
TIME WARNER INC                     COM                887317105     4,590   250,000  SH           SOLE            250,000
TIME WARNER TELECOM INC             CL A               887319101     5,831   265,400  SH           SOLE            265,400
VALUEVISION MEDIA INC               CL A               92047K107     4,010   541,208  SH           SOLE            541,208
VERISIGN INC                        COM                92343E102     5,061   150,000  SH  CALL     SOLE            150,000
YAHOO INC                           COM                984332106     5,057   188,400  SH  CALL     SOLE            188,400